Note G - Intangible Assets (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Disclosure Text Block [Abstract]
Amortization of Intangible Assets	$ 8,453	$ 8,452	$ 11,269	$ 11,270
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			11,270
Finite-Lived Intangible Assets, Amortization Expense, Year Two			11,270
Finite-Lived Intangible Assets, Amortization Expense, Year Three			11,270
Finite-Lived Intangible Assets, Amortization Expense, Year Four			11,270
Finite-Lived Intangible Assets, Amortization Expense, Year Five			11,270
Finite-Lived Intangible Assets, Amortization Expense, after Year Five			$ 139,561